UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06367

                          Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund First Quarter Report — December 31, 2014	Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

For the quarter ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 2.9% compared with an increase of 4.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2014.

Comparative Results

Average Annual Returns through December 31, 2014 (a)(b) (Unaudited)					Since Inception (01/02/92)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABEX)	2.91%	7.06%	13.31%	8.04%	10.51%
S&P 500 Index	4.93	13.69	15.45	7.67	9.38(e)
Nasdaq Composite Index	5.75	14.80	17.27	9.26	9.50(e)
Lipper Equity Income Fund Average	3.89	10.69	13.65	6.95	8.63
Class A (GCAEX)	2.92	7.05	13.30	8.03	10.51
With sales charge (c)	(3.00)	0.89	11.97	7.39	10.22
Class C (GCCEX)	2.73	6.30	12.47	7.23	10.12
With contingent deferred sales charge (d)	1.73	5.30	12.47	7.23	10.12
Class I (GCIEX)	2.99	7.37	13.59	8.24	10.60

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 2.8%
88,000	Exelis Inc.	$1,542,640
2,000	Lockheed Martin Corp.	385,140
10,000	Raytheon Co.	1,081,700
286,000	Rockwell Automation Inc.	31,803,200
2,000	Rockwell Collins Inc.	168,960
1,625,000	Rolls-Royce Holdings plc	22,034,750
168,000	The Boeing Co.	21,836,640

		78,853,030

	Agriculture — 0.9%
120,000	Archer Daniels Midland Co.	6,240,000
145,500	Monsanto Co.	17,382,885
12,000	The Mosaic Co.	547,800

		24,170,685

	Automotive — 1.3%
965,000	Ford Motor Co.	14,957,500
115,000	General Motors Co.	4,014,650
460,000	Navistar International Corp.†	15,400,800
31,000	PACCAR Inc.	2,108,310

		36,481,260

	Automotive: Parts and Accessories — 3.3%
8,000	BorgWarner Inc.	439,600
200,000	Dana Holding Corp.	4,348,000
60,007	Federal-Mogul Holdings Corp.†	965,513
505,000	Genuine Parts Co.	53,817,850
6,000	Johnson Controls Inc.	290,040
50,000	Modine Manufacturing Co.†	680,000
123,000	O’Reilly Automotive Inc.†	23,692,260
47,000	Tenneco Inc.†.	2,660,670
150,000	The Pep Boys — Manny, Moe & Jack†	1,473,000
26,000	TRW Automotive Holdings Corp.†	2,674,100

		91,041,033

	Aviation: Parts and Services — 0.4%
60,000	Curtiss-Wright Corp.	4,235,400
74,000	GenCorp Inc.†	1,354,200
3,000	Precision Castparts Corp.	722,640
29,000	United Technologies Corp.	3,335,000

		9,647,240

	Broadcasting — 0.8%
310,000	CBS Corp., Cl. A, Voting	17,471,600
85,000	CBS Corp., Cl. B, Non-Voting	4,703,900

		22,175,500

	Building and Construction — 0.4%
240,000	Fortune Brands Home & Security Inc.	10,864,800

	Business Services — 1.0%
37,000	Automatic Data Processing Inc.	3,084,690
37,789	Blackhawk Network Holdings Inc., Cl. B†	1,424,267

Shares		Market Value
188,000	Diebold Inc.	$6,512,320
4,000	Landauer Inc.	136,560
102,000	MasterCard Inc., Cl. A.	8,788,320
30,000	McGraw Hill Financial Inc.	2,669,400
10,000	MSC Industrial Direct Co. Inc., Cl. A	812,500
45,000	Pentair plc	2,988,900
4,888	Vectrus Inc.†	133,931

		26,550,888

	Cable and Satellite — 1.0%
33,000	AMC Networks Inc., Cl. A†	2,104,410
140,000	Cablevision Systems Corp., Cl. A	2,889,600
20,000	DIRECTV†	1,734,000
175,000	DISH Network Corp., Cl. A†	12,755,750
16,000	EchoStar Corp., Cl. A†	840,000
58,000	Scripps Networks Interactive Inc., Cl. A	4,365,660
11,000	Time Warner Cable Inc.	1,672,660

		26,362,080

	Communications Equipment — 0.7%
850,000	Corning Inc.	19,490,500

	Computer Hardware — 1.6%
35,000	Apple Inc.	3,863,300
300,000	Hewlett-Packard Co.	12,039,000
175,000	International Business Machines Corp.	28,077,000

		43,979,300

	Computer Software and Services — 1.7%
12,333	CDK Global Inc.	502,693
43,000	eBay Inc.†	2,413,160
460,000	EMC Corp.	13,680,400
122,000	Fidelity National Information Services Inc.	7,588,400
320,000	Microsoft Corp.	14,864,000
180,000	Yahoo! Inc.†	9,091,800

		48,140,453

	Consumer Products — 3.3%
45,000	Altria Group Inc.	2,217,150
236,000	Avon Products Inc.	2,216,040
74,000	Energizer Holdings Inc.	9,513,440
5,000	Hanesbrands Inc.	558,100
1,000	Harman International Industries Inc.	106,710
2,000	National Presto Industries Inc.	116,080
50,000	Philip Morris International Inc..	4,072,500
105,000	Reckitt Benckiser Group plc	8,526,338
25,500	Svenska Cellulosa AB, Cl. A	552,815
1,275,000	Swedish Match AB	40,038,227
230,000	The Procter & Gamble Co.	20,950,700
81,000	Unilever NV — NY Shares	3,162,240

		92,030,340

	Consumer Services — 0.2%
4,000	Allegion plc	221,840

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
100,000	Rollins Inc.	$3,310,000
60,000	The ADT Corp.	2,173,800

		5,705,640

	Diversified Industrial — 3.8%
3,400	Acuity Brands Inc.	476,238
2,500	Alstom SA†	81,255
100,000	Crane Co.	5,870,000
80,000	Eaton Corp. plc	5,436,800
1,500,000	General Electric Co.	37,905,000
235,000	Honeywell International Inc.	23,481,200
50,000	ITT Corp.	2,023,000
50,000	Jardine Matheson Holdings Ltd.	3,047,500
180,000	Jardine Strategic Holdings Ltd.	6,156,000
120,000	Textron Inc.	5,053,200
350,000	Toray Industries Inc.	2,829,103
26,000	Trinity Industries Inc.	728,260
305,000	Tyco International plc.	13,377,300

		106,464,856

	Electronics — 1.4%
53,000	Dolby Laboratories Inc., Cl. A	2,285,360
350,000	Intel Corp.	12,701,500
85,000	TE Connectivity Ltd.	5,376,250
320,000	Texas Instruments Inc.	17,108,800

		37,471,910

	Energy and Utilities: Electric — 0.9%
58,000	American Electric Power Co. Inc.	3,521,760
5,000	DTE Energy Co.	431,850
90,000	El Paso Electric Co.	3,605,400
110,000	Great Plains Energy Inc.	3,125,100
100,000	Korea Electric Power Corp., ADR†	1,936,000
166,000	Northeast Utilities	8,884,320
260,000	The AES Corp.	3,580,200
16,000	UIL Holdings Corp.	696,640

		25,781,270

	Energy and Utilities: Integrated — 2.3%
240,000	CONSOL Energy Inc.	8,114,400
95,000	Dominion Resources Inc.	7,305,500
96,000	Duke Energy Corp.	8,019,840
168,000	Energy Transfer Equity LP	9,639,840
29,000	Eni SpA	509,178
48,000	FirstEnergy Corp.	1,871,520
13,069	Iberdrola SA, ADR	351,621
25,000	Integrys Energy Group Inc.	1,946,250
109,044	NextEra Energy Inc.	11,590,287
135,000	OGE Energy Corp.	4,789,800
118,000	PNM Resources Inc.	3,496,340
30,000	Suncor Energy Inc., New York	953,400
2,000	Suncor Energy Inc., Toronto	63,522

Shares		Market Value
50,000	TECO Energy Inc.	$1,024,500
135,000	Westar Energy Inc.	5,567,400

		65,243,398

	Energy and Utilities: Natural Gas — 1.9%
10,000	AGL Resources Inc.	545,100
7,000	Atmos Energy Corp.	390,180
40,000	California Resources Corp.†	220,400
205,000	Kinder Morgan Inc.	8,673,550
314,000	National Fuel Gas Co.	21,832,420
34,500	ONE Gas Inc.	1,422,090
134,000	ONEOK Inc.	6,671,860
24,000	Piedmont Natural Gas Co. Inc.	945,840
71,500	Southwest Gas Corp.	4,419,415
190,000	Spectra Energy Corp.	6,897,000

		52,017,855

	Energy and Utilities: Oil — 4.3%
200,000	Anadarko Petroleum Corp.	16,500,000
425,000	BP plc, ADR	16,201,000
36,000	Canadian Oil Sands Ltd.	322,878
188,000	Chevron Corp.	21,089,840
180,000	ConocoPhillips	12,430,800
16,000	Denbury Resources Inc.	130,080
58,000	Devon Energy Corp.	3,550,180
151,000	Exxon Mobil Corp.	13,959,950
120,000	Hess Corp.	8,858,400
38,000	Marathon Oil Corp.	1,075,020
18,000	Marathon Petroleum Corp.	1,624,680
100,000	Occidental Petroleum Corp.	8,061,000
4,000	PetroChina Co. Ltd., ADR	443,840
36,000	Repsol SA, ADR	668,880
120,000	Royal Dutch Shell plc, Cl. A, ADR	8,034,000
40,000	Statoil ASA	704,146
80,000	Statoil ASA, ADR	1,408,800
500,000	Talisman Energy Inc.	3,915,000
17,518	Total SA, ADR	896,922
40,000	WesternZagros Resources Ltd.†	14,977

		119,890,393

	Energy and Utilities: Services — 1.6%
20,000	ABB Ltd., ADR	423,000
52,000	Cameron International Corp.†	2,597,400
6,000	Dresser-Rand Group Inc.†	490,800
350,000	Halliburton Co.	13,765,500
94,000	Oceaneering International Inc.	5,528,140
40,000	Schlumberger Ltd.	3,416,400
56,000	Transocean Ltd.	1,026,480
1,515,000	Weatherford International plc†	17,346,750

		44,594,470

	Energy and Utilities: Water — 0.3%
45,000	Aqua America Inc.	1,201,500

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
230,000	Severn Trent plc	$7,191,083

		8,392,583

	Entertainment — 1.9%
150,000	Grupo Televisa SAB, ADR	5,109,000
36,000	The Madison Square Garden Co., Cl. A†	2,709,360
117,000	Time Warner Inc.	9,994,140
130,016	Twenty-First Century Fox Inc., Cl. B	4,796,290
304,000	Viacom Inc., Cl. A	22,952,000
300,000	Vivendi SA	7,510,800

		53,071,590

	Environmental Services — 0.4%
50,000	Republic Services Inc.	2,012,500
175,000	Waste Management Inc.	8,981,000

		10,993,500

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	1,917,940
28,000	Danaher Corp.	2,399,880
207,000	Flowserve Corp.	12,384,810
24,000	Graco Inc.	1,924,320
12,000	Ingersoll-Rand plc	760,680
25,000	Minerals Technologies Inc.	1,736,250
190,000	Mueller Industries Inc.	6,486,600
16,500	Parker Hannifin Corp.	2,127,675
75,000	Tenaris SA, ADR	2,265,750

		32,003,905

	Financial Services — 16.3%
6,579	Alleghany Corp.†	3,049,366
440,000	AllianceBernstein Holding LP	11,365,200
378,000	American Express Co.	35,169,120
530,000	American International Group Inc.	29,685,300
27,489	Argo Group International Holdings Ltd.	1,524,815
22,268	Banco Popular Espanol SA	112,093
5,195	Banco Santander Chile, ADR	102,445
160,000	Banco Santander SA, ADR	1,332,800
320,000	Bank of America Corp.	5,724,800
13,056	BNP Paribas SA	778,232
510,000	Citigroup Inc.	27,596,100
45,000	Deutsche Bank AG	1,350,900
78,000	Dundee Corp., Cl. A†	860,028
40,000	Eaton Vance Corp.	1,637,200
140,000	Federated Investors Inc., Cl. B	4,610,200
34,167	Fidelity Southern Corp.	550,430
270,000	H&R Block Inc.	9,093,600
80,000	Hudson City Bancorp Inc.	809,600
55,000	Interactive Brokers Group Inc., Cl. A	1,603,800
315,034	Janus Capital Group Inc.	5,081,498
274,000	JPMorgan Chase & Co.	17,146,920
82,758	Julius Baer Group Ltd.	3,813,261

Shares		Market Value
32,000	Kemper Corp.	$1,155,520
90,100	Kinnevik Investment AB, Cl. A	2,993,490
19,000	Kinnevik Investment AB, Cl. B	622,240
473,000	Legg Mason Inc.	25,244,010
15,000	Leucadia National Corp.	336,300
180,000	Loews Corp.	7,563,600
158,000	M&T Bank Corp.	19,847,960
365,000	Marsh & McLennan Companies Inc.	20,892,600
370,000	Morgan Stanley	14,356,000
330,000	Navient Corp.	7,131,300
220,000	Northern Trust Corp.	14,828,000
28,000	Och-Ziff Capital Management Group LLC, Cl. A	327,040
40,000	Oritani Financial Corp.	616,000
45,000	Popular Inc.†	1,532,250
135,000	Protective Life Corp.	9,402,750
35,000	Royal Bank of Canada	2,417,450
350,000	SLM Corp.	3,566,500
170,000	State Street Corp.	13,345,000
315,625	Sterling Bancorp.	4,538,687
12,000	SunTrust Banks Inc.	502,800
82,000	T. Rowe Price Group Inc.	7,040,520
110,000	TD Ameritrade Holding Corp.	3,935,800
1,040,000	The Bank of New York Mellon Corp.	42,192,800
3,000	The Dun & Bradstreet Corp.	362,880
22,600	The Goldman Sachs Group Inc.	4,380,558
180,000	The Hartford Financial Services Group Inc.	7,504,200
106,000	The PNC Financial Services Group Inc.	9,670,380
25,000	The Travelers Companies Inc.	2,646,250
90,000	W. R. Berkley Corp.	4,613,400
140,000	Waddell & Reed Financial Inc., Cl. A	6,974,800
920,000	Wells Fargo & Co.	50,434,400
402,000	Wright Investors’ Service Holdings Inc.†	679,380

		454,652,573

	Food and Beverage — 10.6%
1,000	Ajinomoto Co. Inc.	18,726
30,000	Anheuser-Busch InBev NV	3,407,268
194,392	Brown-Forman Corp., Cl. A	17,059,842
20,250	Brown-Forman Corp., Cl. B	1,778,760
240,000	Campbell Soup Co.	10,560,000
80,000	Coca-Cola Amatil Ltd., ADR	606,800
20,000	Coca-Cola Enterprises Inc.	884,400
14,500	Coca-Cola Femsa SAB de CV, ADR	1,254,540
18,000	Constellation Brands Inc., Cl. A†	1,767,060
144,000	Danone SA	9,487,785
550,000	Davide Campari-Milano SpA	3,434,131
60,000	Dean Foods Co.	1,162,800
3,000	Diageo plc	86,432
102,000	Diageo plc, ADR	11,637,180
100,000	Dr Pepper Snapple Group Inc.	7,168,000
133,000	Fomento Economico Mexicano SAB de CV, ADR†	11,707,990

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
255,000	General Mills Inc.	$13,599,150
3,000,000	Grupo Bimbo SAB de CV, Cl. A	8,275,862
148,000	Heineken NV	10,557,229
17,000	Heineken NV, ADR	600,610
240,000	ITO EN Ltd.	4,355,986
40,000	Kellogg Co.	2,617,600
312,000	Kraft Foods Group Inc.	19,549,920
28,000	McCormick & Co. Inc., Non-Voting	2,080,400
990,000	Mondelēz International Inc., Cl. A	35,961,750
115,000	Nestlé SA	8,438,192
65,000	Nestlé SA, ADR	4,741,750
130,000	NISSIN FOODS HOLDINGS CO. LTD.	6,262,314
4,200,000	Parmalat SpA	12,146,513
117,000	PepsiCo Inc.	11,063,520
45,000	Pernod Ricard SA	5,023,778
10,000	Post Holdings Inc.†	418,900
58,000	Remy Cointreau SA	3,885,335
20,000	SABMiller plc	1,047,693
220,000	Sapporo Holdings Ltd.	940,391
950,000	The Coca-Cola Co.	40,109,000
2,000	The Hershey Co.	207,860
161,003	The WhiteWave Foods Co.†	5,633,495
92,343	Tootsie Roll Industries Inc.	2,830,313
72,000	Tyson Foods Inc., Cl. A.	2,886,480
155,000	Yakult Honsha Co. Ltd.	8,255,969

		293,511,724

	Health Care — 14.2%
38,000	Abbott Laboratories	1,710,760
19,000	AbbVie Inc.	1,243,360
23,800	Actavis plc†	6,126,358
42,000	Aetna Inc.	3,730,860
135,000	Baxter International Inc.	9,894,150
121,000	Becton, Dickinson and Co.	16,838,360
23,000	Bio-Rad Laboratories Inc., Cl. A†	2,772,880
775,000	Boston Scientific Corp.†	10,268,750
650,000	Bristol-Myers Squibb Co.	38,369,500
274,000	Covidien plc	28,024,720
449,000	Eli Lilly & Co.	30,976,510
20,000	Express Scripts Holding Co.†	1,693,400
14,076	GlaxoSmithKline plc, ADR	601,608
22,000	Henry Schein Inc.†	2,995,300
237,000	Hospira Inc.†	14,516,250
105,000	Indivior plc†	244,498
320,000	Johnson & Johnson	33,462,400
23,000	Laboratory Corp. of America Holdings†	2,481,700
89,000	Mead Johnson Nutrition Co.	8,948,060
30,000	Medtronic Inc.	2,166,000
510,000	Merck & Co. Inc.	28,962,900
275,000	Novartis AG, ADR	25,481,500
215,000	Patterson Companies Inc.	10,341,500

Shares		Market Value
1,235,000	Pfizer Inc.	$38,470,250
136,000	Roche Holding AG, ADR	4,622,640
40,000	Roche Holding AG, Genusschein	10,858,982
56,000	Sigma-Aldrich Corp.	7,687,120
51,000	St. Jude Medical Inc.	3,316,530
255,000	Tenet Healthcare Corp.†	12,920,850
236,000	UnitedHealth Group Inc.	23,857,240
18,000	William Demant Holding A/S†	1,369,351
60,000	Wright Medical Group Inc.†	1,612,200
54,000	Zimmer Holdings Inc.	6,124,680
80,000	Zoetis Inc.	3,442,400

		396,133,567

	Hotels and Gaming — 0.9%
105,000	International Game Technology	1,811,250
1,650,000	Ladbrokes plc	2,841,723
149,000	Las Vegas Sands Corp.	8,665,840
80,000	MGM Resorts International†	1,710,400
45,000	Ryman Hospitality Properties Inc.	2,373,300
80,000	Starwood Hotels & Resorts Worldwide Inc.	6,485,600
14,500	Wynn Resorts Ltd.	2,157,020

		26,045,133

	Machinery — 1.2%
6,000	Caterpillar Inc.	549,180
306,000	Deere & Co.	27,071,820
150,000	Xylem Inc.	5,710,500

		33,331,500

	Metals and Mining — 1.3%
940,000	Alcoa Inc.	14,842,600
10,000	Carpenter Technology Corp.	492,500
400,002	Freeport-McMoRan Inc.	9,344,047
370,000	Newmont Mining Corp.	6,993,000
390,000	Peabody Energy Corp.	3,018,600
2,000	Royal Gold Inc.	125,400
6,615	Teck Resources Ltd., Cl. B	90,417

		34,906,564

	Paper and Forest Products — 0.1%
65,000	International Paper Co.	3,482,700

	Publishing — 0.0%
1,200	Graham Holdings Co., Cl. B	1,036,452
3,000	Value Line Inc.	49,950

		1,086,402

	Real Estate — 0.0%
78,000	Dream Unlimited Corp., Cl. A†	650,559
10,000	Griffin Land & Nurseries Inc.	300,600

		951,159

	Real Estate Investment Trusts — 0.7%
65,000	Plum Creek Timber Co. Inc.	2,781,350

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts (Continued)
452,000	Weyerhaeuser Co.	$16,222,280

		19,003,630

	Retail — 8.9%
16,000	Compagnie Financiere Richemont SA	1,429,089
40,266	Copart Inc.†	1,469,306
216,000	Costco Wholesale Corp.	30,618,000
575,000	CVS Health Corp.	55,378,250
100,000	Hertz Global Holdings Inc.†	2,494,000
113,800	Ingles Markets Inc., Cl. A	4,220,842
530,000	J.C. Penney Co. Inc.†	3,434,400
1,000	Lands’ End Inc.†	53,960
500,000	Macy’s Inc.	32,875,000
250,017	Safeway Inc.	8,780,597
500	Sears Canada Inc.†	4,805
500	Sears Holdings Corp.†	16,490
109	Sears Hometown and Outlet Stores Inc.†	1,433
90,000	Seven & i Holdings Co. Ltd.	3,274,879
506,000	The Home Depot Inc.	53,114,820
153,000	Tractor Supply Co.	12,059,460
125,000	Walgreens Boots Alliance Inc.	9,525,000
210,000	Wal-Mart Stores Inc.	18,034,800
10,000	Weis Markets Inc.	478,200
222,000	Whole Foods Market Inc.	11,193,240

		248,456,571

	Specialty Chemicals — 1.8%
40,000	Albemarle Corp.	2,405,200
18,000	Ashland Inc.	2,155,680
100,000	E. I. du Pont de Nemours and Co.	7,394,000
295,000	Ferro Corp.†	3,823,200
8,000	FMC Corp.	456,240
46,000	H.B. Fuller Co.	2,048,380
232,000	International Flavors & Fragrances Inc.	23,515,520
2,000	McCormick & Co. Inc., Cl. V	150,330
3,000	NewMarket Corp.	1,210,590
4,000	Quaker Chemical Corp.	368,160
3,000	Rockwood Holdings Inc.	236,400
40,000	Sensient Technologies Corp.	2,413,600
110,000	The Dow Chemical Co.	5,017,100
4,000	Zep Inc.	60,600

		51,255,000

	Telecommunications — 2.9%
320,000	AT&T Inc.	10,748,800
500,000	BCE Inc.	22,930,000
55,000	Belgacom SA	2,003,243
50,000	BT Group plc, Cl. A	312,890
16,000	BT Group plc, ADR	991,840
40,000	CenturyLink Inc.	1,583,200
570,000	Cincinnati Bell Inc.†	1,818,300

Shares		Market Value
410,000	Deutsche Telekom AG, ADR	$6,514,900
33,000	Loral Space & Communications Inc.†	2,597,430
25,000	Orange SA, ADR	423,000
33,220	Sprint Corp.†	137,863
45,010	Telefonica SA, ADR	639,592
390,000	Telephone & Data Systems Inc.	9,847,500
24,000	TELUS Corp.	865,347
30,000	TELUS Corp., New York	1,081,200
410,000	Verizon Communications Inc.	19,179,800

		81,674,905

	Transportation — 0.4%
171,000	GATX Corp.	9,839,340

	Wireless Communications — 0.9%
10,000,000	Cable & Wireless Communications plc	7,736,905
10,000	Millicom International Cellular SA	748,800
44,000	Millicom International Cellular SA, SDR	3,287,773
240,000	NTT DoCoMo Inc.	3,542,495
100,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,512,000
32,000	United States Cellular Corp.†	1,274,560
200,000	Vodafone Group plc, ADR	6,834,000

		24,936,533

	TOTAL COMMON STOCKS	2,770,685,780

	CONVERTIBLE PREFERRED STOCKS —0.1%
	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(a)	105,611

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	1,551,060

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,656,671

	WARRANTS — 0.1%
	Energy and Utilities: Natural Gas — 0.1%
330,000	Kinder Morgan Inc., expire 05/25/17†	1,405,800

	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	2,168

	TOTAL WARRANTS	1,407,968

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 1,000,000	Layne Christensen Co. 4.250%, 11/15/18(a)	$807,500

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb. 4.500%, 10/15/18(a)	578,250

	TOTAL CONVERTIBLE CORPORATE BONDS	1,385,750

	CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
6,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	6,791,250

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B 10.250%, 11/01/15†	10,000

	Retail — 0.0%
3,000	Sears Holdings Corp. 8.000%, 12/15/19	2,730

	TOTAL CORPORATE BONDS	6,803,980

	TOTAL INVESTMENTS — 100.0% (Cost $1,585,655,861)	$2,781,940,149

Market Value
Aggregate tax cost	$1,597,160,913

Gross unrealized appreciation	$1,244,521,927
Gross unrealized depreciation	(59,742,691)

Net unrealized appreciation/depreciation	$1,184,779,236

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the market value of Rule 144A securities amounted to $8,282,611 or 0.30% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,770,685,780	—	$2,770,685,780
Convertible Preferred Stocks (a)	1,656,671	—	1,656,671
Warrants (a)	1,407,968	—	1,407,968
Convertible Corporate Bonds (a)	—	$1,385,750	1,385,750
Corporate Bonds (a)	—	6,803,980	6,803,980
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,773,750,419	$8,189,730	$2,781,940,149

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2014 or September 30, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At December 31, 2014, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

11

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

 We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate   governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio   manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will   be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc. THE GABELLI EQUITY INCOME FUND One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q414QR

The Gabelli Small Cap Growth Fund

First Quarter Report — December 31, 2014

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2014 among 624, 624, 567, and 362 Small

Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 6.6% compared with an increase of 9.7% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2014.

Comparative Results

Average Annual Returns through December 31, 2014 (a)(b) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (10/22/91)
Class AAA (GABSX)	6.57%	3.51%	15.39%	9.50%	13.16%
Russell 2000 Index	9.73	4.89	15.55	7.77	9.97
Class A (GCASX)	6.57	3.51	15.38	9.50	13.16
With sales charge (c)	0.45	(2.45)	14.03	8.85	12.87
Class C (GCCSX)	6.38	2.72	14.52	8.69	12.76
With contingent deferred sales charge (d)	5.38	1.72	14.52	8.69	12.76
Class I (GACIX)	6.66	3.77	15.68	9.70	13.25

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 91.7%
	Aerospace — 0.1%
25,000	Embraer SA, ADR	$921,500
260,000	Exelis Inc.	4,557,800
20,000	Innovative Solutions & Support Inc.†	63,600

		5,542,900

	Agriculture — 0.0%
360,075	Black Earth Farming Ltd., SDR†	134,874
12,000	Cadiz Inc.†	134,400
140,000	Ceres Inc.†	33,614

		302,888

	Automotive — 0.9%
985,000	Navistar International Corp.†	32,977,800
12,000	PACCAR Inc.	816,120

		33,793,920

	Automotive: Parts and Accessories — 7.0%
237,000	BorgWarner Inc.	13,023,150
760,000	Brembo SpA	25,474,038
90,022	China Automotive Systems Inc.	638,256
403,493	Cooper Tire & Rubber Co.	13,981,032
1,120,000	Dana Holding Corp.	24,348,800
1,050,038	Federal-Mogul Holdings Corp.†	16,895,111
760,000	Modine Manufacturing Co.†	10,336,000
22,000	Monro Muffler Brake Inc.	1,271,600
428,000	O’Reilly Automotive Inc.†	82,441,360
45,000	Puradyn Filter Technologies Inc.†	9,873
195,000	SORL Auto Parts Inc.†	719,550
80,375	Spartan Motors Inc.	422,773
227,400	Standard Motor Products Inc.	8,668,488
206,500	Strattec Security Corp.(a)	17,052,770
400,000	Superior Industries International Inc.	7,916,000
480,000	Tenneco Inc.†	27,172,800
845,000	The Pep Boys - Manny, Moe & Jack†	8,297,900
26,000	Thor Industries Inc.	1,452,620
8,900	Visteon Corp.†	951,054
70,000	Wonder Auto Technology Inc., Escrow†	70

		261,073,245

	Aviation: Parts and Services — 3.7%
25,000	AAR Corp.	694,500
9,500	Astronics Corp.†	525,445
12,340	Astronics Corp., Cl. B†	686,104
47,000	B/E Aerospace Inc.†	2,726,940
5,000,000	BBA Aviation plc	28,054,854
500,000	Curtiss-Wright Corp.	35,295,000
44,000	Ducommun Inc.†	1,112,320
1,245,095	GenCorp Inc.†	22,785,239
863,818	Kaman Corp.	34,630,464
23,500	KLX Inc.†	969,375
85,000	Moog Inc., Cl. A†	6,292,550
16,200	Moog Inc., Cl. B†	1,215,972

Shares		Market Value
68,000	Woodward Inc.	$3,347,640

		138,336,403

	Broadcasting — 0.9%
520,836	ACME Communications Inc.†	26,042
240,217	Beasley Broadcast Group Inc., Cl. A	1,227,509
23,300	Cogeco Inc.	1,225,366
452,000	Crown Media Holdings Inc., Cl. A†	1,600,080
252,000	Gray Television Inc.†	2,822,400
50,500	Gray Television Inc., Cl. A†	462,075
400,000	ITV plc	1,341,645
20,000	Liberty Broadband Corp., Cl. A†	1,001,800
40,000	Liberty Broadband Corp., Cl. C†	1,992,800
80,000	Liberty Media Corp., Cl. A†	2,821,600
160,000	Liberty Media Corp., Cl. C†	5,604,800
115,000	Pandora Media Inc.†	2,050,450
564,438	Salem Communications Corp., Cl. A	4,413,905
170,000	Sinclair Broadcast Group Inc., Cl. A	4,651,200
450,000	Sirius XM Holdings Inc.†	1,575,000

		32,816,672

	Building and Construction — 2.5%
66,000	Beazer Homes USA Inc.†	1,277,760
295,000	D.R. Horton Inc.	7,460,550
750,000	Hovnanian Enterprises Inc., Cl. A†	3,097,500
200,000	KB Home	3,310,000
500,033	Layne Christensen Co.†	4,770,315
98,000	Lennar Corp., Cl. A	4,391,380
400,009	Lennar Corp., Cl. B	14,444,325
600,000	Louisiana-Pacific Corp.†	9,936,000
142,000	MDC Holdings Inc.	3,758,740
155,000	Meritage Homes Corp.†	5,578,450
12,500	Nortek Inc.†	1,016,625
2,800	NVR Inc.†	3,570,924
345,000	PulteGroup Inc.	7,403,700
200,000	Standard Pacific Corp.†	1,458,000
255,000	The Ryland Group Inc.	9,832,800
380,000	Toll Brothers Inc.†	13,022,600

		94,329,669

	Business Services — 5.2%
40,000	ACCO Brands Corp.†	360,400
3,500	Alliance Data Systems Corp.†	1,001,175
104,000	Ascent Capital Group Inc., Cl. A†	5,504,720
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	5,400,964
1,183,000	Diebold Inc.	40,979,120
560,488	Edgewater Technology Inc.†	4,206,462
420,000	Furmanite Corp.†	3,284,400
100,000	GP Strategies Corp.†	3,393,000
30,000	GSE Systems Inc.†	47,700
365,000	Internap Corp.†	2,905,400
17,000	Landauer Inc.	580,380
1,100,000	Live Nation Entertainment Inc.†	28,721,000
255,000	Loomis AB, Cl. B	7,392,679

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
192,000	Macquarie Infrastructure Co. LLC	$13,649,280
95,000	McGrath RentCorp	3,406,700
249,397	ModusLink Global Solutions Inc.†	935,239
140,100	Scientific Games Corp., Cl. A†	1,783,473
15,000	Sealed Air Corp.	636,450
120,000	Sohgo Security Services Co. Ltd.	2,931,374
105,000	Stamps.com Inc.†	5,038,950
10,000	Swisher Hygiene Inc.†	18,700
400,000	The Brink’s Co.	9,764,000
2,010,900	The Interpublic Group of Companies Inc.	41,766,393
100,000	TNT Express NV	670,490
33,050	TransAct Technologies Inc.	177,479
404,180	Trans-Lux Corp.†(a)	2,332,119
40,000	United Rentals Inc.†	4,080,400
14,444	Vectrus Inc.†	395,766

		191,364,213

	Cable — 1.4%
174,000	AMC Networks Inc., Cl. A†	11,095,980
555,068	Cablevision Systems Corp., Cl. A	11,456,604
10,000	Cogeco Cable Inc.	616,629
230,000	DIRECTV†	19,941,000
50,000	DISH Network Corp., Cl. A†	3,644,500
36,000	EchoStar Corp., Cl. A†	1,890,000
8,800	Liberty Global plc, Cl. A†	441,804
26,400	Liberty Global plc, Cl. C†	1,275,384

		50,361,901

	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	1,110,790

	Closed-End Funds — 0.1%
97,000	The Central Europe, Russia, and Turkey Fund Inc.	1,918,660
35,326	The European Equity Fund Inc.	289,673
74,748	The New Germany Fund Inc.	1,047,219

		3,255,552

	Communications Equipment — 0.3%
200,000	Communications Systems Inc.	2,138,000
53,000	Fortinet Inc.†	1,624,980
400,000	Riverbed Technology Inc.†	8,164,000
290,000	Sycamore Networks Inc.	107,300

		12,034,280

	Computer Software and Services — 2.2%
290,000	Activision Blizzard Inc.	5,843,500
40,000	Avid Technology Inc.†	568,400
2,000	Blackbaud Inc.	86,520
600,000	EarthLink Holdings Corp.	2,634,000
112,000	Electronic Arts Inc.†	5,265,680
185,000	Emulex Corp.†	1,048,950
430,000	FalconStor Software Inc.†	576,200
500,044	Global Sources Ltd.†	3,180,280

Shares		Market Value
73,077	Guidance Software Inc.†	$529,808
40,000	InterXion Holding NV†	1,093,600
60,000	Mentor Graphics Corp.	1,315,200
20,000	Mercury Systems Inc.†	278,400
20,187	MKS Instruments Inc.	738,844
440,000	NCR Corp.†	12,821,600
65,000	Quantum Corp.†	114,400
6,000	Rocket Internet AG†	373,108
100,000	Rockwell Automation Inc.	11,120,000
54,000	Stratasys Ltd.†	4,487,940
278,000	Tyler Technologies Inc.†	30,424,320

		82,500,750

	Consumer Products — 1.4%
300,000	1-800-FLOWERS.COM Inc., Cl. A†	2,472,000
55,000	Brunswick Corp.	2,819,300
33,500	Chofu Seisakusho Co. Ltd.	864,209
58,000	Church & Dwight Co. Inc.	4,570,980
25,000	Elizabeth Arden Inc.†	534,750
33,000	Ginko International Co. Ltd.	351,908
2,000	Harley-Davidson Inc.	131,820
25,000	Harman International Industries Inc.	2,667,750
81,200	Hunter Douglas NV	3,387,878
488,304	Marine Products Corp.	4,121,286
10,000	National Presto Industries Inc.	580,400
445,000	Sally Beauty Holdings Inc.†	13,679,300
220,000	Samick Musical Instruments Co. Ltd.	691,534
13,000	Shimano Inc.	1,698,531
9,750	Steven Madden Ltd.†	310,343
150,000	Swedish Match AB	4,710,380
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	1,558,000
22,000	WD-40 Co.	1,871,760
105,000	Wolverine World Wide Inc.	3,094,350

		50,116,741

	Consumer Services — 1.2%
53,000	Bowlin Travel Centers Inc.†	78,440
2,750	Collectors Universe Inc.	57,365
18,000	IAC/InterActiveCorp	1,094,220
265,017	KAR Auction Services Inc.	9,182,839
100,000	Liberty Interactive Corp., Cl. A†	2,942,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	995,300
51,217	Liberty Ventures, Cl. A†	1,931,905
215,000	Martha Stewart Living Omnimedia Inc., Cl. A†	926,650
600,000	Rollins Inc.	19,860,000
50,000	The ADT Corp.	1,811,500
455,000	TiVo Inc.†	5,387,200

		44,267,419

	Diversified Industrial — 5.7%
21,500	Acuity Brands Inc.	3,011,505
30,000	Aegion Corp.†	558,300
111,000	Albany International Corp., Cl. A	4,216,890

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
220,000	Ampco-Pittsburgh Corp.	$4,235,000
6,000	Anixter International Inc.†	530,760
42,076	Covisint Corp.†	111,501
400,000	Crane Co.	23,480,000
74,000	Greif Inc., Cl. A	3,495,020
117,970	Greif Inc., Cl. B	5,811,202
1,245,000	Griffon Corp.	16,558,500
29,000	Haynes International Inc.	1,406,500
190,000	Jardine Strategic Holdings Ltd.	6,498,000
500,000	Katy Industries Inc.†(a)	700,000
45,000	Key Technology Inc.†	576,000
110,000	Kimball International Inc., Cl. B	1,003,200
2,400	L.B. Foster Co., Cl. A	116,568
75,000	Lawson Products Inc.†	1,992,750
96,000	Lincoln Electric Holdings Inc.	6,632,640
65,000	Lindsay Corp.	5,573,100
40,083	Lydall Inc.†	1,315,524
91,500	Magnetek Inc.†	3,719,475
31,000	Matthews International Corp., Cl. A	1,508,770
550,000	Myers Industries Inc.	9,680,000
134,000	Oil-Dri Corp. of America	4,372,420
125,000	Olin Corp.	2,846,250
298,500	Park-Ohio Holdings Corp.	18,814,455
19,000	Pentair plc	1,261,980
85,500	Precision Castparts Corp.	20,595,240
89,000	Raven Industries Inc.	2,225,000
32,000	Roper Industries Inc.	5,003,200
300,000	Sevcon Inc.†(a)	2,289,000
96,000	Sonoco Products Co.	4,195,200
58,000	Standex International Corp.	4,481,080
143,000	Steel Partners Holdings LP†	2,525,380
390,000	Textron Inc.	16,422,900
460,141	Tredegar Corp.	10,348,571
168,000	Trinity Industries Inc.	4,705,680
147,000	Tyco International plc	6,447,420

		209,264,981

	Educational Services — 0.1%
60,000	Career Education Corp.†	417,600
250,000	Corinthian Colleges Inc.†	15,825
384,000	Universal Technical Institute Inc.	3,778,560

		4,211,985

	Electronics — 1.8%
98,000	Badger Meter Inc.	5,816,300
250,000	Bel Fuse Inc., Cl. A(a)	6,060,000
16,000	CSR plc, ADR	843,040
550,000	CTS Corp.	9,806,500
575,000	Cypress Semiconductor Corp.	8,211,000
40,000	Daktronics Inc.	500,400
112,000	Dolby Laboratories Inc., Cl. A	4,829,440
110,000	Gentex Corp.	3,974,300

Shares		Market Value
94,000	Greatbatch Inc.†	$4,634,200
20,000	IMAX Corp.†	618,000
100,000	International Rectifier Corp.†	3,990,000
70,000	KEMET Corp.†	294,000
52,500	Kimball Electronics Inc.†	631,050
66,000	MOCON Inc.	1,177,440
304,000	Park Electrochemical Corp.	7,578,720
8,000	Pulse Electronics Corp.†	8,640
135,000	Rofin-Sinar Technologies Inc.†	3,883,950
170,000	Stoneridge Inc.†	2,186,200

		65,043,180

	Energy and Utilities — 5.7%
14,123	AMEC Foster Wheeler plc, ADR	182,752
15,000	Avista Corp.	530,250
370,000	Black Hills Corp.	19,624,800
70,000	Black Ridge Oil and Gas Inc.†	16,100
100,000	Callon Petroleum Co.†	545,000
49,000	Chesapeake Utilities Corp.	2,433,340
9,000	Clean Energy Fuels Corp.†	44,955
120,000	Cleco Corp.	6,544,800
40,000	CMS Energy Corp.	1,390,000
23,000	Connecticut Water Service Inc.	834,670
35,000	CONSOL Energy Inc.	1,183,350
11,000	Consolidated Water Co. Ltd.	117,480
155,000	Covanta Holding Corp.	3,411,550
10,000	Dawson Geophysical Co.	122,300
107,000	Diamondback Energy Inc.†	6,396,460
408,089	El Paso Electric Co.	16,348,045
80,000	Energy Recovery Inc.†	421,600
62,214	EXCO Resources Inc.	135,004
20,000	Gamesa Corporacion Tecnologica SA†	182,936
190,000	Great Plains Energy Inc.	5,397,900
110,000	Hawaiian Electric Industries Inc.	3,682,800
40,000	Key Energy Services Inc.†	66,800
45,000	Middlesex Water Co.	1,037,700
95,000	National Fuel Gas Co.	6,605,350
10,000	Northwest Natural Gas Co.	499,000
100,000	NorthWestern Corp.	5,658,000
80,000	Oceaneering International Inc.	4,704,800
300,000	Otter Tail Corp.	9,288,000
12,000	Patterson-UTI Energy Inc.	199,080
1,255,000	PNM Resources Inc.	37,185,650
130,000	Rowan Companies plc, Cl. A	3,031,600
2,370,129	RPC Inc.	30,906,482
146,000	SJW Corp.	4,689,520
191,028	Southwest Gas Corp.	11,807,441
220,500	Steel Excel Inc.†	5,611,725
285,000	SunEdison Inc.†	5,560,350
32,000	Tesoro Corp.	2,379,200
24,000	The Laclede Group Inc.	1,276,800
46,000	The York Water Co.	1,067,660
14,000	Vestas Wind Systems A/S†	515,237

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
220,000	Westar Energy Inc.	$9,072,800

		210,709,287

	Entertainment — 2.6%
78,000	Carmike Cinemas Inc.†	2,049,060
35,000	Discovery Communications Inc., Cl. A†	1,205,750
90,000	Discovery Communications Inc., Cl. C†	3,034,800
431,384	Dover Motorsports Inc.	1,125,912
69,000	International Speedway Corp., Cl. A	2,183,850
6,814	International Speedway Corp., Cl. B	228,848
1,866,060	Media General Inc.	31,219,184
72,000	Starz, Cl. A†	2,138,400
360,000	Take-Two Interactive Software Inc.†	10,090,800
360,000	The Madison Square Garden Co., Cl. A†	27,093,600
260,000	Twenty-First Century Fox Inc., Cl. A	9,985,300
165,000	Universal Entertainment Corp.	2,479,546
188,000	World Wrestling Entertainment Inc., Cl. A	2,319,920

		95,154,970

	Environmental Services — 0.4%
400,000	Republic Services Inc.	16,100,000

	Equipment and Supplies — 8.3%
44,000	A.O. Smith Corp.	2,482,040
538,000	AMETEK Inc.	28,314,940
40,500	AZZ Inc.	1,900,260
15,000	Belden Inc.	1,182,150
60,000	Capstone Turbine Corp.†	44,358
534,000	CIRCOR International Inc.	32,189,520
223,000	CLARCOR Inc.	14,860,720
330,000	Core Molding Technologies Inc.†	4,603,500
165,000	Crown Holdings Inc.†	8,398,500
4,000	Danaher Corp.	342,840
180,000	Donaldson Co. Inc.	6,953,400
220,000	Entegris Inc.†	2,906,200
830,063	Federal Signal Corp.	12,816,173
288,000	Flowserve Corp.	17,231,040
312,000	Franklin Electric Co. Inc.	11,709,360
220,000	Graco Inc.	17,639,600
1,493,550	GrafTech International Ltd.†	7,557,363
96,000	IDEX Corp.	7,472,640
485,000	Interpump Group SpA	6,837,103
65,000	Itron Inc.†	2,748,850
15,750	Jarden Corp.†	754,110
39,000	Littelfuse Inc.	3,770,130
55,000	Maezawa Kyuso Industries Co. Ltd.	647,896
31,000	Minerals Technologies Inc.	2,152,950
6,000	MSA Safety Inc.	318,540
522,007	Mueller Industries Inc.	17,821,319
381,500	Mueller Water Products Inc., Cl. A	3,906,560
10,000	Plantronics Inc.	530,200
2,000	Regal-Beloit Corp.	150,400

Shares		Market Value
92,032	SL Industries Inc.†	$3,589,248
5,000	Teleflex Inc.	574,100
285,000	Tennant Co.	20,568,450
830,000	The Gorman-Rupp Co.	26,659,600
155,000	The Greenbrier Companies Inc.	8,328,150
262,000	The L.S. Starrett Co., Cl. A	5,221,660
100,000	The Manitowoc Co. Inc.	2,210,000
75,600	The Middleby Corp.†	7,491,960
10,000	The Timken Co.	426,800
24,400	The Toro Co.	1,556,964
7,500	Valmont Industries Inc.	952,500
150,000	Vicor Corp.†	1,815,000
7,875	Watsco Inc., Cl. B	843,570
155,000	Watts Water Technologies Inc., Cl. A	9,833,200

		308,313,864

	Financial Services — 5.3%
10,800	Alleghany Corp.†	5,005,800
24,200	Argo Group International Holdings Ltd.	1,342,374
310,000	BBCN Bancorp Inc.	4,457,800
117,000	BKF Capital Group Inc.†	169,650
125,000	Blackhawk Network Holdings Inc., Cl. B†	4,711,250
125,000	Calamos Asset Management Inc., Cl. A	1,665,000
12,500	Capitol Federal Financial Inc.	159,750
22,000	Crazy Woman Creek Bancorp Inc.†	247,500
320,000	Energy Transfer Equity LP	18,361,600
9,967	Fidelity Southern Corp.	160,568
270,000	First Niagara Financial Group Inc.	2,276,100
225,000	FirstMerit Corp.	4,250,250
468,393	Flushing Financial Corp.	9,494,326
285,064	Fortress Investment Group LLC, Cl. A	2,286,213
1,098,300	GAM Holding AG	19,884,731
48,000	Hudson Valley Holding Corp.	1,303,680
1,350,000	Janus Capital Group Inc.	21,775,500
750,072	KKR & Co. LP	17,409,171
181,700	Legg Mason Inc.	9,697,329
15,000	M&T Bank Corp.	1,884,300
3,000	Manning & Napier Inc.	41,460
60,024	Medallion Financial Corp.	600,840
250,000	Och-Ziff Capital Management Group LLC, Cl. A	2,920,000
165,000	Oritani Financial Corp.	2,541,000
32,000	PrivateBancorp Inc.	1,068,800
400,000	Protective Life Corp.	27,860,000
50,000	Pzena Investment Management Inc., Cl. A	473,000
355,087	Sterling Bancorp	5,106,151
420,000	SWS Group Inc.†	2,902,200
14,000	T. Rowe Price Group Inc.	1,202,040
150,000	The Charles Schwab Corp.	4,528,500
10,000	Universal American Corp.†	92,800
39,687	Value Line Inc.	660,789
395,000	Waddell & Reed Financial Inc., Cl. A	19,678,900
10,121	Waterloo Investment Holdings Ltd.†	631

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
572,300	Wright Investors’ Service Holdings Inc.†	$967,187

		197,187,190

	Food and Beverage — 8.0%
575,000	Arca Continental SAB de CV	3,637,753
585,000	Boulder Brands Inc.†	6,470,100
57,150	Brown-Forman Corp., Cl. A	5,015,484
7,500	Brown-Forman Corp., Cl. B	658,800
240,000	Bull-Dog Sauce Co. Ltd.	400,735
5,000,000	China Tontine Wines Group Ltd.†	186,985
150,000	Chr Hansen Holding A/S	6,685,406
500,000	Cott Corp.	3,440,000
270,116	Crimson Wine Group Ltd.†	2,566,102
1,765,000	Davide Campari-Milano SpA	11,020,438
80,000	Dean Foods Co.	1,550,400
310,000	Denny’s Corp.†	3,196,100
300,921	Diamond Foods Inc.†	8,495,000
320,000	Dr Pepper Snapple Group Inc.	22,937,600
3,500,000	Dynasty Fine Wines Group Ltd.†	649,933
65,000	Farmer Brothers Co.†	1,914,250
505,000	Flowers Foods Inc.	9,690,950
167,500	Ingredion Inc.	14,210,700
180,000	ITO EN Ltd.	3,266,989
23,500	J & J Snack Foods Corp.	2,556,095
32,000	Keurig Green Mountain Inc.	4,236,640
1,325,000	Kikkoman Corp.	32,809,735
240,043	Lifeway Foods Inc.†	4,447,997
960,000	Maple Leaf Foods Inc.	16,088,139
3,000	MEIJI Holdings Co. Ltd.	275,756
70,000	MGP Ingredients Inc.	1,110,200
450,000	Morinaga Milk Industry Co. Ltd.	1,562,865
85,000	NISSIN FOODS HOLDINGS CO. LTD.	4,094,590
30,000	Nutrisystem Inc.	586,500
4,000,000	Parmalat SpA	11,568,108
280,000	Post Holdings Inc.†	11,729,200
162,000	Rock Field Co. Ltd.	2,638,688
620,036	Snyder’s-Lance Inc.	18,942,100
36,000	The Boston Beer Co. Inc., Cl. A†	10,423,440
428,000	The Hain Celestial Group Inc.†	24,948,120
76,000	The J.M. Smucker Co.	7,674,480
185,000	The WhiteWave Foods Co.†	6,473,150
700,000	Tingyi (Cayman Islands) Holding Corp.	1,599,556
322,035	Tootsie Roll Industries Inc.	9,870,373
90,000	United Natural Foods Inc.†	6,959,250
21,000	Vina Concha Y Toro SA, ADR	793,170
1,400,000	Vitasoy International Holdings Ltd.	2,025,623
20,000	Willamette Valley Vineyards Inc.†	116,000
150,000	Yakult Honsha Co. Ltd.	7,989,648

		297,513,148

	Health Care — 5.2%
44,000	Achaogen Inc.†	574,200

Shares		Market Value
33,000	Alere Inc.†	$1,254,000
15,000	Align Technology Inc.†	838,650
100,000	Allergan Inc.	21,259,000
85,000	AngioDynamics Inc.†	1,615,850
7,000	Anika Therapeutics Inc.†	285,180
200,000	ArthroCare Corp. Stub†	70,000
45,678	Biolase Inc.†	120,133
12,500	Bio-Rad Laboratories Inc., Cl. A†	1,507,000
87,000	Bio-Reference Laboratories Inc.†	2,795,310
18,000	Bruker Corp.†	353,160
218,000	Cantel Medical Corp.	9,430,680
53,000	Cempra Inc.†	1,246,030
221,000	Cepheid Inc.†	11,964,940
184,000	Chemed Corp.	19,443,280
59,000	CONMED Corp.	2,652,640
60,000	Cubist Pharmaceuticals Inc.†	6,039,000
380,000	Cutera Inc.†	4,058,400
90,000	DexCom Inc.†	4,954,500
28,000	DGT Holdings Corp.†	393,400
210,024	Exactech Inc.†	4,950,266
420,000	Gentiva Health Services Inc.†	8,001,000
43,000	Henry Schein Inc.†	5,854,450
5,000	Heska Corp.†	90,650
47,000	ICU Medical Inc.†	3,849,300
100,000	Lexicon Pharmaceuticals Inc.†	90,990
118,000	Masimo Corp.†	3,108,120
170,000	Meridian Bioscience Inc.	2,798,200
38,600	MWI Veterinary Supply Inc.†	6,558,526
19,853	Neogen Corp.†	984,510
135,000	NuVasive Inc.†	6,366,600
18,000	Ophthotech Corp.†	807,660
105,000	OPKO Health Inc.†	1,048,950
90,000	Orthofix International NV†	2,705,400
69,678	Owens & Minor Inc.	2,446,395
175,000	Pain Therapeutics Inc.†	355,250
50,000	Patterson Companies Inc.	2,405,000
636,000	Quidel Corp.†	18,393,120
205,000	RTI Surgical Inc.†	1,066,000
950,000	Sorin SpA†	2,214,034
54,084	STERIS Corp.	3,507,347
2,300	Straumann Holding AG	580,090
3,000	Stryker Corp.	282,990
40,000	SurModics Inc.†	884,000
14,000	Syneron Medical Ltd.†	130,620
50,000	Tetraphase Pharmaceuticals Inc.†	1,985,500
29,000	The Cooper Companies Inc.	4,700,610
45,500	United-Guardian Inc.	884,975
75,000	Vascular Solutions Inc.†	2,037,000
100,000	Volcano Corp.†	1,788,000
390,000	Wright Medical Group Inc.†	10,479,300

		192,210,206

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Home Furnishings — 0.5%
212,050	Bassett Furniture Industries Inc.	$4,137,095
38,500	Bed Bath & Beyond Inc.†	2,932,545
174,021	Blyth Inc.	1,592,292
165,000	Ethan Allen Interiors Inc.	5,110,050
220,000	La-Z-Boy Inc.	5,904,800

		19,676,782

	Hotels and Gaming — 3.0%
160,000	Belmond Ltd., Cl. A†	1,979,200
505,608	Boyd Gaming Corp.†	6,461,670
153,995	Canterbury Park Holding Corp.†	1,429,074
232,800	Churchill Downs Inc.	22,185,840
165,000	Dover Downs Gaming & Entertainment Inc.†	136,950
15,000	Formosa International Hotels Corp.	160,433
85,000	Gaming and Leisure Properties Inc.	2,493,900
1,000,000	Genting Singapore plc	815,310
18,000	Homeinns Hotel Group, ADR†	540,360
261,492	International Game Technology	4,510,737
70,000	Lakes Entertainment Inc.†	469,000
173,000	Las Vegas Sands Corp.	10,061,680
2,450,000	Mandarin Oriental International Ltd.	4,103,750
100,000	Morgans Hotel Group Co.†	784,000
35,000	Penn National Gaming Inc.†	480,550
385,000	Pinnacle Entertainment Inc.†	8,566,250
560,000	Ryman Hospitality Properties Inc.	29,534,400
2,900,000	The Hongkong & Shanghai Hotels Ltd.	4,300,645
385,057	The Marcus Corp.	7,127,405
24,000	Wynn Resorts Ltd.	3,570,240

		109,711,394

	Machinery — 0.9%
300,000	Astec Industries Inc.	11,793,000
1,680,000	CNH Industrial NV	13,540,800
33,000	Global Power Equipment Group Inc.	455,730
95,000	Kennametal Inc.	3,400,050
6,000	Nordson Corp.	467,760
138,000	Twin Disc Inc.	2,740,680

		32,398,020

	Manufactured Housing and Recreational Vehicles — 0.3%
90,015	Cavco Industries Inc.†	7,135,489
15,000	Drew Industries Inc.†	766,050
47,101	Nobility Homes Inc.†	506,336
4,000	Polaris Industries Inc.	604,960
88,490	Skyline Corp.†	358,385
60,000	Winnebago Industries Inc.	1,305,600

		10,676,820

	Metals and Mining — 0.6%
52,003	Barrick Gold Corp.	559,032
240,000	Century Aluminum Co.†	5,856,000
22,000	Constellium NV, Cl. A†	361,460
45,000	Ivanhoe Mines Ltd., Cl. A†	39,508

Shares		Market Value
140,000	Kinross Gold Corp.†	$394,800
200,000	Lynas Corp Ltd.†	11,103
348,000	Materion Corp.	12,260,040
10,000	Molycorp Inc.†	8,806
52,100	Stillwater Mining Co.†	767,954
245,000	Turquoise Hill Resources Ltd.†	759,500
15,000	Yamana Gold Inc.	60,300

		21,078,503

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	697,950
240,000	Wausau Paper Corp.	2,728,800

		3,426,750

	Publishing — 0.8%
80,000	Cambium Learning Group Inc.†	132,800
3,200	Graham Holdings Co., Cl. B	2,763,872
780,000	Il Sole 24 Ore SpA†	560,642
12,000	John Wiley & Sons Inc., Cl. B	708,720
1,135,000	Journal Communications Inc., Cl. A†	12,973,050
45,000	Meredith Corp.	2,444,400
65,000	News Corp., Cl. A†	1,019,850
398,000	The E.W. Scripps Co., Cl. A†	8,895,300

		29,498,634

	Real Estate — 1.2%
50,000	Capital Properties Inc., Cl. A†	587,500
152,000	Cohen & Steers Inc.	6,396,160
226,068	Griffin Land & Nurseries Inc.	6,795,604
8,400	Gyrodyne Special Distribution, LLC†	173,880
22,000	Lamar Advertising Co., Cl. A	1,180,080
105,000	Morguard Corp.	13,556,550
100,047	Tejon Ranch Co.†	2,947,385
725,000	The St. Joe Co.†	13,332,750

		44,969,909

	Retail — 6.8%
330,000	Aaron’s Inc.†	10,088,100
200,000	AutoNation Inc.†	12,082,000
32,000	Barnes & Noble Inc.†	743,040
332,461	Big 5 Sporting Goods Corp.	4,863,904
36,534	Biglari Holdings Inc.†	14,595,698
335,000	Casey’s General Stores Inc.	30,257,200
50,000	Coldwater Creek Inc.†	735
82,000	Copart Inc.†	2,992,180
1,000	Cracker Barrel Old Country Store Inc.	140,760
395,037	CST Brands Inc.	17,227,564
470,000	Dominion Diamond Corp.†	8,441,200
2,500	Dunkin’ Brands Group Inc.	106,625
25,000	Fairway Group Holdings Corp.†	78,750
10,000	GNC Holdings Inc., Cl. A	469,600
95,000	HSN Inc.	7,220,000
666,000	Ingles Markets Inc., Cl. A	24,701,940
640,000	J.C. Penney Co. Inc.†	4,147,200
380,000	Krispy Kreme Doughnuts Inc.†	7,501,200

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
180,000	Macy’s Inc.	$11,835,000
80,000	Movado Group Inc.	2,269,600
108,000	Murphy USA Inc.†	7,436,880
157,000	Nathan’s Famous Inc.†	12,560,000
100,000	Penske Automotive Group Inc.	4,907,000
580,000	Pier 1 Imports Inc.	8,932,000
24,000	Regis Corp.†	402,240
70,000	Roundy’s Inc.†	338,800
290,000	Rush Enterprises Inc., Cl. B†	8,166,400
3,100	Sprouts Farmers Market Inc.†	105,338
445,000	The Bon-Ton Stores Inc.	3,297,450
404,000	The Cheesecake Factory Inc.	20,325,240
165,000	The Wendy’s Co.	1,489,950
230,000	Tractor Supply Co.	18,128,600
43,173	Village Super Market Inc., Cl. A	1,181,645
11,500	Vitamin Shoppe, Inc.†	558,670
56,000	Weis Markets Inc.	2,677,920
2,000	Winmark Corp.	173,840
12,000	Yoox SpA†	267,180

		250,711,449

	Specialty Chemicals — 4.4%
28,000	A. Schulman Inc.	1,134,840
17,000	Airgas Inc.	1,958,060
78,000	Albemarle Corp.	4,690,140
65,000	Ashland Inc.	7,784,400
1,300,000	Chemtura Corp.†	32,149,000
24,000	Cytec Industries Inc.	1,108,080
2,260,900	Ferro Corp.†	29,301,264
305,000	H.B. Fuller Co.	13,581,650
40,000	Hawkins Inc.	1,733,200
1,100,000	Huntsman Corp.	25,058,000
19,400	NewMarket Corp.	7,828,482
300,000	OMNOVA Solutions Inc.†	2,442,000
120,033	Penford Corp.†	2,243,417
13,000	Quaker Chemical Corp.	1,196,520
100,000	Rockwood Holdings Inc.	7,880,000
250,000	Sensient Technologies Corp.	15,085,000
617,366	Zep Inc.	9,353,095

		164,527,148

	Telecommunications — 1.2%
98,000	Atlantic Tele-Network Inc.	6,623,820
2,545,000	Cincinnati Bell Inc.†	8,118,550
65,000	Consolidated Communications Holdings Inc.	1,808,950
200,000	Gogo Inc.†	3,306,000
250,000	HC2 Holdings Inc.†	2,107,500
6,000	IDT Corp., Cl. B	121,860
356,025	Ixia†	4,005,281
30,000	Loral Space & Communications Inc.†	2,361,300
129,000	New ULM Telecom Inc.	941,700
115,000	Rogers Communications Inc., Cl. B	4,468,900

Shares		Market Value
116,005	Shenandoah Telecommunications Co.	$3,625,156
400,000	Sprint Corp.†	1,660,000
37,584	Verizon Communications Inc.	1,758,180
815,000	VimpelCom Ltd., ADR	3,402,625

		44,309,822

	Transportation — 0.9%
477,000	GATX Corp.	27,446,580
20,000	Irish Continental Group plc	77,171
80,000	Navigator Holdings Ltd.†	1,684,800
133,000	Providence and Worcester Railroad Co.	2,461,165

		31,669,716

	Wireless Communications — 1.0%
40,000,000	Cable & Wireless Communications plc	30,947,621
35,000	Millicom International Cellular SA, SDR	2,615,274
540,105	NII Holdings Inc.†	9,992
50,000	United States Cellular Corp.†	1,991,500

		35,564,387

	TOTAL COMMON STOCKS	3,395,135,488

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
46,000	Jungheinrich AG	2,946,213

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Diversified Industrial — 0.0%
60,098	Sevcon Inc., 4.000%, Ser. A	1,406,293

	RIGHTS — 0.0%
	Broadcasting — 0.0%
12,000	Liberty Broadband Corp., expire 01/09/15†	114,000

	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR†	43,500
400,000	Sanofi, CVR, expire 12/31/20†	316,000

		359,500

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/16†	504,000

	TOTAL RIGHTS	977,500

	WARRANTS — 0.0%
	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	19,409

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2014 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$65,376	Capital Properties Inc., 5.000%, 12/31/22	$62,352
93,191	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	93,191

	TOTAL CORPORATE BONDS	155,543

	U.S. GOVERNMENT OBLIGATIONS — 8.2%
302,143,000	U.S. Treasury Bills, 0.020% to 0.105%††, 01/08/15 to 06/25/15	302,116,215

	TOTAL INVESTMENTS — 100.0% (Cost $2,009,743,834)	$3,702,756,661

	Aggregate tax cost	$2,019,411,169

	Gross unrealized appreciation	$1,753,673,374
	Gross unrealized depreciation	(70,327,882)

	Net unrealized appreciation/depreciation	$1,683,345,492

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$261,073,175	—	$ 70	$261,073,245
Consumer Products	50,116,479	—	262	50,116,741
Financial Services	197,186,559	—	631	197,187,190
Food and Beverage	296,863,215	—	649,933	297,513,148
Health Care	192,140,206	—	70,000	192,210,206
Real Estate	44,796,029	—	173,880	44,969,909
Retail	250,710,714	—	735	250,711,449
Other Industries (a)	2,101,353,600	—	—	2,101,353,600

Total Common Stocks	3,394,239,977	—	895,511	3,395,135,488

Preferred Stocks (a)	2,946,213	—	—	2,946,213
Convertible Preferred Stocks (a)	—	$ 1,406,293	—	1,406,293
Rights (a)	430,000	—	547,500	977,500
Warrants (a)	19,409	—	—	19,409
Corporate Bonds (a)	62,352	—	93,191	155,543
U.S. Government Obligations	—	302,116,215	—	302,116,215

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,397,697,951	$303,522,508	$1,536,202	$3,702,756,661

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2014, the Fund held no futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no restricted securities at December 31, 2014.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher

& Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended December 31, 2014 among 624, 624, 567, and 362 Small Blend funds, respectively.

Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q414QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2014

To Our Shareholders,

For the quarter ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 2.6% compared with an increase of 4.9% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2014.

Comparative Results

Average Annual Returns through December 31, 2014 (a)(b) (Unaudited)

	Quarter	1 Year	5 Year	10 Year	Since January 1, 2012(c)	Since Inception (12/31/02)
Class AAA (GWSVX)	2.64%	3.80%	15.27%	7.73%	19.65%	9.78%
Russell 2500 Index	6.77	7.07	16.36	8.72	19.97(d)	12.18
Russell 1000 Index	4.88	13.24	15.64	7.96	20.62	9.92
MSCI ACWI Ex-US	(3.87)	(3.87)	4.43	5.13	8.99	8.98
Blended Index	3.59	5.82	13.19	7.75	17.39	10.93
S&P 500 Index	4.93	13.69	15.45	7.67	20.41(d)	9.55
Class A (GWSAX)	2.61	3.76	15.26	7.76	19.66	9.81
With sales charge (e)	(3.29)	(2.20)	13.91	7.11	17.32	9.25
Class C (GWSCX)	2.48	3.01	14.41	6.96	18.78	9.01
With contingent deferred sales charge (f)	1.48	2.01	14.41	6.96	18.78	9.01
Class I (GWSIX)	2.65	4.00	15.53	7.92	19.94	9.94

In the current prospectuses dated January 28, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The MSCI ACWI Ex-U.S. is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	S&P 500 and Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.5%
	Automotive — 6.3%
335,551	General Motors Co.	$11,714,085
115,000	O’Reilly Automotive Inc.†	22,151,300

		33,865,385

	Business Services — 3.9%
1,000,000	The Interpublic Group of Companies Inc.	20,770,000

	Cable and Satellite — 13.7%
516,300	EchoStar Corp., Cl. A†	27,105,750
950,000	Liberty Global plc, Cl. C†	45,894,500

		73,000,250

	Computer Software and Services — 6.7%
521,300	Blucora Inc.†	7,220,005
1,494,986	Internap Corp.†	11,900,089
410,000	Ixia†	4,612,500
1,030,000	RealD Inc.†	12,154,000

		35,886,594

	Consumer Services — 2.2%
325,000	The ADT Corp.	11,774,750

	Diversified Industrial — 5.4%
1,156,226	API Technologies Corp.†	2,462,761
1,018,200	Jason Industries Inc.†	10,029,270
375,000	Tyco International plc	16,447,500

		28,939,531

	Energy and Utilities — 10.2%
240,000	Cameron International Corp.†	11,988,000
504,204	Canadian Solar Inc.†	12,196,695
327,664	CIRCOR International Inc.	19,751,586
925,071	Weatherford International plc†	10,592,063

		54,528,344

	Entertainment — 7.6%
825,000	Take-Two Interactive Software Inc.†	23,124,750
475,000	Twenty-First Century Fox Inc., Cl. B	17,522,750

		40,647,500

	Financial Services — 4.9%
150,000	Capital One Financial Corp.	12,382,500
201,141	CIT Group Inc.	9,620,574
50,000	State Street Corp.	3,925,000

		25,928,074

	Food and Beverage — 7.2%
650,000	Boulder Brands Inc.†	7,189,000

Shares		Market Value
1,043,500	Maple Leaf Foods Inc.	$17,487,472
335,000	Post Holdings Inc.†	14,033,150

		38,709,622

	Health Care — 8.9%
438,811	Alere Inc.†	16,674,818
2,841,454	BioScrip Inc.†	19,861,763
111,730	Mallinckrodt plc†	11,064,622

		47,601,203

	Retail — 3.1%
125,000	CST Brands Inc.	5,451,250
60,000	Macy’s Inc.	3,945,000
998,288	The Bon-Ton Stores Inc.(a)	7,397,314

		16,793,564

	Specialty Chemicals — 16.4%
1,625,000	Chemtura Corp.†	40,186,250
950,000	Huntsman Corp.	21,641,000
565,000	Methanex Corp.	25,893,950

		87,721,200

	TOTAL COMMON STOCKS	516,166,017

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.5%
$18,878,000	U.S. Treasury Bills,
	0.000% to 0.070%††,
	01/22/15 to 06/25/15	18,875,927

	TOTAL INVESTMENTS — 100.0% (Cost $494,411,278)	$535,041,944

	Aggregate tax cost	$495,552,610

	Gross unrealized appreciation	$59,228,233
	Gross unrealized depreciation	(19,738,899)

	Net unrealized appreciation/depreciation	$39,489,334

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$516,166,017	—	$516,166,017
U.S. Government Obligations	—	$18,875,927	18,875,927

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$516,166,017	$18,875,927	$535,041,944

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at December 31, 2014 or September 30, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2014, the Fund held no investments in equity options contracts.

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

6

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of G.research, Inc., the Firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at G.research, Inc. from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the firm’s daily research meetings, the institutional sales and trading teams, and industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita,P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G. research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN,TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q414QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/26/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/26/2015

* Print the name and title of each signing officer under his or her signature.